Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2023	2022

Employees and related expenses	$760,350	$357,188
Provision for warranty	40,311	25,049
Accrued expenses	209,212	172,818
Current maturities of operating leases	127,790	144,076
Government authorities	206,621	28,429

	$1,344,284	$727,560